Client Name:
Client Project Name:	BRAVO 2024-CES2
Start - End Dates:	7/12/2023 - 8/5/2024
Deal Loan Count:	1,779

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	2
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Compliance	Documentation	CMPDOC5556	Note P&I doesn't equal Calc P&I; possible payment schedule inaccuracy that could impact rescission	6
Total				10

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